Significant accounting policies (Details) - Schedule of useful lives of property, plant and equipement	12 Months Ended
Dec. 31, 2022
Bottom of range [member] | Uranium Plants [Member]
Schedule of useful lives of property, plant and equipement [Abstract]
Range	15 years
Bottom of range [member] | Other property, plant and equipment [member]
Schedule of useful lives of property, plant and equipement [Abstract]
Range	3 years
Bottom of range [member] | Software [Member]
Schedule of useful lives of property, plant and equipement [Abstract]
Range	2 years
Bottom of range [member] | Furniture [Member]
Schedule of useful lives of property, plant and equipement [Abstract]
Range	3 years
Bottom of range [member] | Buildings [member]
Schedule of useful lives of property, plant and equipement [Abstract]
Range	10 years
Top of range [member] | Uranium Plants [Member]
Schedule of useful lives of property, plant and equipement [Abstract]
Range	25 years
Top of range [member] | Other property, plant and equipment [member]
Schedule of useful lives of property, plant and equipement [Abstract]
Range	5 years
Top of range [member] | Software [Member]
Schedule of useful lives of property, plant and equipement [Abstract]
Range	3 years
Top of range [member] | Furniture [Member]
Schedule of useful lives of property, plant and equipement [Abstract]
Range	5 years
Top of range [member] | Buildings [member]
Schedule of useful lives of property, plant and equipement [Abstract]
Range	40 years